Schedule of currency exchange rates (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Accounting Policies [Abstract]
Exchange rate	6.8980		7.1190
Exchange rate,except balance sheet	7.0061	7.2291